SIGNIFICANT ACCOUNTING POLICIES - Concentration and risks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) Institution	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk
Number of financial institutions | Institution	5
Number of customers	Nil	Nil	Nil
Number of suppliers	Nil	Nil	Nil
Allowance for doubtful accounts receivable	¥ 189.3
Allowance for doubtful other receivable	¥ 247.4
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution One
Concentration Risk
Concentration risk, percentage	22.90%
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Two
Concentration Risk
Concentration risk, percentage	15.70%
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Three
Concentration Risk
Concentration risk, percentage	14.70%
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Four
Concentration Risk
Concentration risk, percentage	14.50%
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Five
Concentration Risk
Concentration risk, percentage	9.40%